Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 11 - Stockholders’ Equity and Accumulated Other Comprehensive Loss

In October 2017, the Board of Directors extended through October 31, 2019 the share repurchase program initially established in November 2009. As of December 31, 2018,  $95 million remained available for repurchases under this program. Seaboard repurchased 1,333 shares of common stock at a total price of $5 million during 2018. Shares repurchased were retired and became authorized and unissued shares. Seaboard did not repurchase any shares of common stock during 2017 and 2016. Under this share repurchase program, Seaboard is authorized to repurchase its common stock from time to time in open market or privately negotiated purchases, which may be above or below the traded market price. During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5‑1 plan authorizing a third party to make such purchases on behalf of Seaboard. All stock repurchased will be made in compliance with applicable legal requirements and funded by cash on hand. The timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission (“SEC”) regulations, and other factors. The Board of Directors’ stock repurchase authorization does not obligate Seaboard to acquire a specific amount of common stock, and the stock repurchase program may be suspended at any time at Seaboard’s discretion. Shares repurchased are retired and resume the status of authorized and unissued shares.

In each of the four quarters of 2018 and 2017, Seaboard declared and paid a quarterly dividend of $1.50 per share on the common stock. Seaboard did not declare or pay a dividend in 2016. In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock. The increased amount of the dividend represented a prepayment of the annual 2013, 2014,  2015 and 2016 dividends ($3.00 per share per year).

The components of accumulated other comprehensive loss, net of related taxes, for 2016,  2017 and 2018 were as follows:

	Cumulative
	Foreign		Unrealized
	Currency		Gain		Unrecognized
	Translation		on		Pension
(Millions of dollars)	Adjustment		Investments		Cost		Total
Balance December 31, 2016	$(254)		$2		$(52)		$(304)
Other comprehensive income (loss) before reclassifications	(6)		5		(8)		(9)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—		—		4	(1)	4
Other comprehensive income (loss), net of tax	(6)		5		(4)		(5)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	(37)	(2)	—		(8)	(2)	(45)
Balance December 31, 2017	$(297)		$7		$(64)		$(354)
Other comprehensive loss before reclassifications	(52)		—		(1)		(53)
Amounts reclassified from accumulated other comprehensive loss to net loss	—		—		4	(1)	4
Other comprehensive income (loss), net of tax	(52)		—		3		(49)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	—		(7)	(3)	—		(7)
Balance December 31, 2018	$(349)		$—		$(61)		$(410)

(1)  This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and recorded in operating income. See Note 9 for further discussion.

(2)  This represents the adoption of accounting guidance to reclassify $45 million of tax effects from accumulated other comprehensive loss to retained earnings in the consolidated financial statements for the year ended December 31, 2017.

(3)   Effective January 1, 2018, upon adoption of new guidance, all unrealized gains (losses) on investments are included in the consolidated statement of comprehensive income. The accumulated other comprehensive income balance as of December 31, 2017, was reclassified to retained earnings on January 1, 2018.

The cumulative foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar and Alcohol segment. Effective in the third quarter of 2018, the Sugar and Alcohol segment’s functional currency changed from the Argentine peso to the U.S. dollar due to highly inflationary accounting. See Note 1 for further discussion of this impact.

For 2018, less than $1 million of income taxes for the cumulative foreign currency translation adjustment was recorded because substantially all of the adjustment related to foreign subsidiaries for which no tax benefit was recorded. See Note 13 for discussion of the election to change the tax status of a wholly-owned subsidiary from a partnership to a corporation. Income taxes for cumulative foreign currency translation adjustments were recorded using a 21% effective tax rate in the fourth quarter of 2017 and a 35% effective tax rate for all other periods, except for $91 million in 2017 related to certain subsidiaries for which no tax benefit was recorded. Income taxes for all other components of accumulated other comprehensive loss were recorded using a 26% effective tax rate in the fourth quarter of 2017 and all of 2018 and a 39% effective tax rate for other periods of 2017 and all of 2016, except for unrecognized pension cost of $23 million and $22 million in 2018 and 2017, respectively, related to employees at certain subsidiaries for which no tax benefit was recorded.